Commitments And Contingencies - Schedule Of Changes In Environmental Accrued Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance at beginning of the year	$ 114.8	$ 114.9	$ 117.7
Environmental expenses	23.1	14.9	8.1
Net cash payments	(26.0)	(15.1)	(10.9)
Currency translation and other	0.0	0.1	0.0
Balance at end of year	$ 111.9	$ 114.8	$ 114.9